Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	₩ 3,336,003	₩ 2,365,022
Deposits in banks	78,757	78,400
Trade accounts and notes receivable, net	3,154,080	2,829,163
Other accounts receivable, net	474,048	169,313
Other current financial assets	70,945	46,301
Inventories	2,051,155	2,691,203
Prepaid income taxes	114,143	4,516
Non-current assets held for sale		70,161
Other current assets	969,184	546,048
Total current assets	10,248,315	8,800,127
Deposits in banks	11	11
Investments in equity accounted investees	109,611	113,989
Other non-current accounts receivable, net	9,072	11,448
Other non-current financial assets	111,510	144,214
Property, plant and equipment, net	22,087,645	21,600,130
Intangible assets, net	873,448	987,642
Deferred tax assets	1,727,122	1,136,166
Defined benefit assets, net	127,252
Other non-current assets	280,577	381,983
Total non-current assets	25,326,248	24,375,583
Total assets	35,574,563	33,175,710
Liabilities
Trade accounts and notes payable	2,618,261	3,087,461
Current financial liabilities	1,977,084	1,553,907
Other accounts payable	4,397,121	3,566,629
Accrued expenses	675,270	633,346
Income tax payable	120,034	105,900
Provisions	189,525	98,254
Advances received	925,662	834,010
Other current liabilities	82,019	74,976
Total current liabilities	10,984,976	9,954,483
Non-current financial liabilities	11,612,910	7,030,628
Non-current provisions	67,118	32,764
Defined benefit liabilities, net	1,338	45,360
Long-term advances received	320,582	1,114,316
Deferred tax liabilities	11,210	15,087
Other non-current liabilities	88,148	96,826
Total non-current liabilities	12,101,306	8,334,981
Total liabilities	23,086,282	18,289,464
Equity
Share capital	1,789,079	1,789,079
Share premium	2,251,113	2,251,113
Retained earnings	7,503,312	10,239,965
Reserves	(203,021)	(300,968)
Total equity attributable to owners of the Controlling Company	11,340,483	13,979,189
Non-controlling interests	1,147,798	907,057
Total equity	12,488,281	14,886,246
Total liabilities and equity	₩ 35,574,563	₩ 33,175,710